Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 4,054	$ 12,658	$ 5,547
Fair value of options vested		$ 500	$ 1,318